CONTINGENT CONSIDERATION PAYABLE (Tables)	12 Months Ended
Mar. 31, 2022
Business Combination [Abstract]
Changes in carrying value of contingent consideration	The following table presents the change in the carrying value of the contingent consideration for the year.

$000’s
Balance as at March 31, 2020	—
Contingent consideration on acquisition	4,258
Milestone achieved	(1,539)
Accretion expense	482
Balance as at March 31, 2021	3,201
Milestone achieved	(4,251)
Change in fair value	3,380
Accretion expense	316
Balance as at March 31, 2022	2,646